LEASES (Schedule of Components of Operating Lease Costs) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating lease cost	$ 7,224	$ 6,495
Short-term lease cost	1,188	1,709
Variable lease cost	1,302	1,193
Sublease income	(195)	(273)
Total net lease costs	$ 9,519	$ 9,124